BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 6,787,535	$ 6,591,128
Accounts Receivables	550,902	0
Accounts Receivables - Related party	480,018	0
Other receivables	276,400	0
Prepayments	197,097	0
Total Current Assets	6,591,128	6,591,128
Non current Assets:
Right of use assets	2,832,007	0
Intangible asset, net	77,196	0
Prepaid expense	10,327	0
Total Assets	11,211,481	6,591,128
Current Liabilities:
Accrued expenses	220,412	32,000
Tax payables	556,802	0
Amount due to related parties	416,500	1,754,515
Lease liabilities, current	304,973	0
Total Current Liabilities	1,498,687	1,786,515
Lease liabilities, non- current	2,581,882	0
Total Liabilities	4,080,569	1,786,515
Stockholders' Equity:
Common Stock Value	0	0
Additional Paid in Capital	6,057,520	220,020
Share to be issued		5,000,000
Accumulated other comprehensive income (loss)	183,673	0
Retained Earning/ (Accumulated Deficit)	889,719	(417,407)
Total Stockholders' Equity	7,130,912	4,804,613
Total Liabilities and Stockholders' Equity	$ 11,211,481	$ 6,591,128